FINANCIAL DATA OF THE COMMINGLED TRUST - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 020
EBP, Master Trust [Line Items]
Interest in Commingled Trust	2.90%	2.80%